SHAREHOLDERS' DEFICIT - Treasury shares (Details) - shares		1 Months Ended	6 Months Ended
	Sep. 05, 2025	Aug. 31, 2025	Jun. 30, 2026
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	32,500,000	17,500,000
ADR
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	50,000,000
Conversion of convertible notes to ordinary shares (in shares)			1,842,017
Number of treasury stock			47,375,141